LIBERTY FEDERAL SECURITES FUND, VARIABLE SERIES
                                 Class A Shares

                           Supplement to Prospectuses
                                dated May 1, 2003
                    (Replacing Supplement dated July 1, 2003)


The first paragrapah under the section "Performance History" is replaced in its entirety as follows:

        PERFORMANCE HISTORY
        The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class A shares. The performance table following the bar chart shows how the Fund's average annual total returns for Class A shares compare with those of a broad measure of market performance for 1 year, 5 years and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Unless otherwise indicated, any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance. Returns and value of an investment will vary, resulting in a gain or a loss on sale. The Fund's performance results do not reflect any insurance-related charges or expenses. If these charges had been included, the performance shown would have been lower. The Fund compares its performance to the Citigroup Government/Mortgage Index. This index is a combination of the Citigroup US Government Index (Government Index) and the Citigroup Mortgage Index (Mortgage Index). The Government Index is composed of the Treasury and Government-Sponsored Indices within the US Broad Investment Grade (BIG) Bond Index. The Mortgage Index measures the mortgage component of the US BIG Index, comprising GNMA, FNMA, and FHLMC pass-through mortgages. Previously, the Fund's returns were compared to the Lehman Brothers Intermediate U.S. Government Bond Index (Lehman Index), an unmanaged index that tracks the performance of intermediate U.S. Government securities. The Citigroup Government/Mortgage Index more closely approximates the Fund's portfolio, which has exposure to mortgage-backed securities. The Fund's returns are also compared to the average return of the funds included in the Lipper General U.S. Government Funds, Variable Annuity category (Lipper Average), as calculated by Lipper, Inc. This category is composed of funds with investment objectives similar to those of the Fund.

        Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

The following row is added to the chart entitled "Average Annual Total Returns - for periods ended December 31, 2002"
                                    Inception Date 1 year  5 years   10 years
Citigroup Government/Mortgage Index     N/A        10.19%   7.58%      7.46%



The following replaces the text describing the portfolio managers for the Liberty Federal Securities Fund, Variable Series in the section TRUST MANAGEMENT ORGANIZATIONS; PORTFOLIO MANAGERS AND INVESTMENT SUB-ADVISOR:

        Ann T. Peterson, a senior vice president of Columbia, is the manager for the Fund, and has managed or co-managed the Fund since June, 2000. Since 1993, she has served as a manager or co-manager of various other taxable income funds for Columbia.


                                                              September 3, 2003

                 LIBERTY FEDERAL SECURITES FUND, VARIABLE SERIES
                                 Class B Shares

                           Supplement to Prospectuses
                                dated May 1, 2003

                    (Replacing Supplement dated July 1, 2003)


The first paragraph in the section "Performance History" is replaced in its entirety as follows:

        PERFORMANCE HISTORY
        The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class B shares. The performance table following the bar chart shows how the Fund's average annual total returns for Class B shares compare with those of a broad measure of market performance for 1 year, 5 years and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Unless otherwise indicated, any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance. Returns and value of an investment will vary, resulting in a gain or a loss on sale. The Fund's performance results do not reflect any insurance-related charges or expenses. If these charges had been included, the performance shown would have been lower. The Fund compares its performance to the Citigroup Government/Mortgage Index. This index is a combination of the Citigroup US Government Index (Government Index) and the Citigroup Mortgage Index (Mortgage Index). The Government Index is composed of the Treasury and Government-Sponsored Indices within the US Broad Investment Grade (BIG) Bond Index. The Mortgage Index measures the mortgage component of the US BIG Index, comprising GNMA, FNMA, and FHLMC pass-through mortgages. Previously, the Fund's returns were compared to the Lehman Brothers Intermediate U.S. Government Bond Index (Lehman Index), an unmanaged index that tracks the performance of intermediate U.S. Government securities. The Citigroup Government/Mortgage Index more closely approximates the Fund's portfolio, which has exposure to mortgage-backed securities. The Fund's returns are also compared to the average return of the funds included in the Lipper General U.S. Government Funds, Variable Annuity category (Lipper Average), as calculated by Lipper, Inc. This category is composed of funds with investment objectives similar to those of the Fund.

        Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.


The following row is added to the chart entitled "Average Annual Total Returns - for periods ended December 31, 2002"
                                    Inception Date  1 year   5 years   10 years
Citigroup Government/Mortgage Index      N/A         10.19%    7.58%     7.46%



The following replaces the text describing the portfolio managers for the Liberty Federal Securities Fund, Variable Series in the section TRUST MANAGEMENT ORGANIZATIONS; PORTFOLIO MANAGERS AND INVESTMENT SUB-ADVISOR:

        Ann T. Peterson, a senior vice president of Columbia, is the manager for the Fund, and has managed or co-managed the Fund since June, 2000. Since 1993, she has served as a manager or co-manager of various other taxable income funds for Columbia.

                                                               September 3, 2003